Investments in associates and joint ventures (Details Narrative) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2026 ARS ($) ft² $ / shares	Jun. 30, 2025 ARS ($)
Statement [Line Items]
Interests in companies with equity | $	$ 184	$ 106
BHSA [Member]
Statement [Line Items]
Market Price | $ / shares	$ 362
Projection period for cash flows generation	10 years
Discount rate	13.53%
Discount rate description	Sensitivity analysis indicates that a 1% increase in the discount rate would result in a decrease in value in use of ARS 19,912.
Puerto Retiro [Member]
Statement [Line Items]
Investment property carrying value percent	100.00%
Area of land owned | ft²	8.2